Patents (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 290,278	$ 296,611	$ 628,776
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Patents	880,000	880,000	880,000
Less accumulated amortization	(590,000)	(583,000)	(251,000)
Patents, net	$ 290,000	$ 297,000	$ 629,000